Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
Liquidity Disclosure
15.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. Due to the start-up nature of its business, the Group has generated recurring losses and expects to incur additional losses as it expands the UV-C technology and develops marketing, sales and financial plans. As reflected in the accompanying consolidated financial statements, the Group’s total liabilities exceed total assets at December 31, 2012 and 2011 by $4,075,374 and $6,596,408, respectively, and the Group has incurred cumulative operating losses since the date of inception. To date, the Group’s cash flow requirements have been met with cash investments by the stockholders, certain third parties and to a lesser extent, sales and interest income.

The Group will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Group’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Group will require additional financing either through borrowings or the sale of additional equity to support its operations.

The Group’s access to additional financing will depend on a variety of factors many over which the Group has little or no control. These factors include market conditions, the general availability of credit, the overall availability of credit to the Group’s industry, its credit ratings and credit capacity, the actual financial and operational results of the Group as well as the lenders’ or investors’ perception of the Group’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, the Group may not be able to continue as a going concern.

Management is currently pursuing various plans to meet the cash flow requirements of the Company for the year ending December 31, 2013. As disclosed in note 7 above, the Company is a party to the Subscription Agreement with RD Active. Subsequent to December 31, 2012, the company received $338,000 under this Subscription Agreement. An additional 2,417,000 shares of common stock remain available for purchase under the Subscription Agreement at $1,00 per share through the current termination date of April 12, 2013. In addition, there are ongoing discussions with current and other potential investors and the Company is also considering an additional common stock offering during 2013. In addition, the Company projects that, increase in the commercialization of the Company’s technology will provide additional cash flow for operations.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.